Stockholders' Deficit - Series AA Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 28, 2015	May 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, shares authorized			10,000,000	10,000,000
Gross proceeds from issuance of preferred stock			$ 5,819	$ 8,549
Preferred Stock, shares outstanding			0	0
Series AA Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, shares authorized		16,000,000
Number of Shares issued		12,145,168
Gross proceeds from issuance of preferred stock		$ 15,200
Number of shares converted	5,615,632
Preferred Stock, shares outstanding				6,529,536